SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS' EQUITY

a.
The Ordinary shares of the Company are traded on the Tel-Aviv Stock Exchange and its American Depositary Shares ("ADSs"), each representing one fully paid ordinary share, par value NIS 1.00 per share of the Company are traded on NASDAQ.

b.         Share option plans:

2008 and 2016 Share Incentive Plan

In June 2008 the Company adopted the 2008 Share Incentive Plan (the "2008 Plan") and in February 2016, the Company adopted the 2016 Share Incentive Plan (the "2016 Plan" and together with the 2008 Plan the "Plans"). The Company adopted the Plans to provide incentives to employees, directors, consultants and/or contractors by rewarding performance and encouraging behavior that will improve the Company's profitability.

Under each of the Plans, the Company's employees, directors, consultants and/or contractors may be granted any equity-related award, including any type of an option to acquire the Company's ordinary shares; share appreciation right; share and/or restricted share award ("RSA"); RSU and/or other share unit; and/or other share-based award and/or other right or benefit under the Plans, including any such equity-related award that is a performance based award (each an "Award").

Generally, under the terms of the 2016 Plan, and unless determined otherwise by the Board of Directors, 25% of the restricted share units and par value options granted become vested on each of the four consecutive annual anniversaries following the date of grant. Specifically with respect to options (other than options granted at an exercise price equal to their nominal value), unless determined otherwise by the administrator of the 2016 Plan, 25% of an Award granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years.

Certain executive officers are entitled to acceleration of vesting of awards in the event of a change of control, subject to certain conditions. Awards with a vesting period expire six years after the date of grant. Options that are performance-based shall expire seven years following the date of grant. The 2016 Plan provides that the number of shares that may be subject to Awards granted under the 2016 Plan shall be an amount per calendar year, equal to 3.5% of the Company issued and outstanding share capital as of December 31 of the preceding calendar year. Such amount is reset for each calendar year. Awards are non-transferable except by will or the laws of descent and distribution.

Options would be granted at an exercise price equal to the average of the closing prices of one ADR, as quoted on the NASDAQ market, during the 30 consecutive calendar days preceding the date of grant, unless determined otherwise by the administrator of the 2016 Plan (including in some cases options granted with an exercise price equal to the nominal value of an ordinary share).

The Company Board of Directors also adopted an addendum to the 2016 Plan for Awards granted to grantees who are residents of Israel (the "Addendum") and resolved to elect the "Capital Gains Route" (as defined in Section 102(b)(2)) of the Tax Ordinance for the grant of Awards to Israeli grantees. The U.S. addendum of the 2016 Plan provides only for non-qualified stock options for purposes of U.S. tax laws. The 2016 Plan is generally administered by the Company's Board of Directors and compensation committee.

During 2018, the Company granted 1,152,734 options and restricted share units under the 2016 Plan (which constituted 1.89% of the Company issued and outstanding share capital as of December 31, 2017).

Pursuant to the terms of the acquisitions of Actimize Ltd., e-Glue Software Technologies Inc., Fizzback, Merced Causata, Nexidia inContact and Mattersight, the Company assumed or replaced unvested options, RSAs and RSUs and converted them or replaced them with the Company's options, RSAs and RSUs, as applicable, based on an agreed exchange ratio. Each assumed or replaced option, RSA and RSU is subject to the same terms and conditions, including vesting, exercisability and expiration, as originally applied to any such option, RSA and RSU immediately prior to the acquisition.

The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2018, 2017 and 2016 was estimated using the following assumptions:

	2018	2017	2016

Expected volatility	21.23%-21.83%	21.69%-22.90%	21.05%-25.92%
Risk free interest rate	2.42%-3.04%	1.53%-2.00%	0.58%-2.04%
Expected dividend	-	-	0%-1.00%
Expected term (in years)	3.5	3.5	3.5

A summary of the Company's stock options activity and related information for the year ended December 31, 2018, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	1,676,130	23.07	4.45	115,390
Granted	308,884	15.94
Exercised	(661,379)	28.55
Cancelled	(1,924)	22.76
Forfeited	(136,864)	7.22

Outstanding at December 31, 2018	1,184,847	19.82	4.47	104,731

Exercisable at December 31, 2018	410,237	36.24	3.63	29,523

The weighted-average grant-date fair value of options granted during the years 2018, 2017 and 2016 was $89.54, $61.54 and $46.24, respectively.

The total intrinsic value of options exercised during the years 2018, 2017 and 2016 was $68,749; $42,592 and $35,664, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2018 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	Exercisable	exercise
	as of	remaining	Average	as of	price of
Ranges of	December 31,	contractual	Exercise	December 31,	options
exercise price	2018	term	Price	2018	exercisable
		(Years)	$		$

$0.27	806,066	4.50	0.27	163,219	0.27
$0.69-9.89	5,072	4.95	7.08	4,775	7.11
$11.40-15.16	957	1.32	12.63	957	12.63
$17.72	346	2.19	17.72	346	17.72
$35.62-49.72	156,319	4.60	41.50	93,581	40.74
$54.95-80.76	153,648	3.79	70.73	122,896	70.24
$85.14-96.74	62,439	5.36	93.77	24,463	95.14

	1,184,847	4.47	19.82	410,237	36.24

A summary of the Company's RSU and the Company's RSA activities and related information for the year ended December 31, 2018, is as follows:

Number of RSU and RSA (*)

Outstanding at January 1, 2018	1,525,012
Granted	857,067
Vested	(453,904)
Cancelled	(797)
Forfeited	(168,308)

Outstanding at December 31, 2018	1,759,070

(*)	NIS 1 par value which represents approximately $0.27

As of December 31, 2018, there was approximately $115,463 of unrecognized compensation expense related to non-vested stock options, RSUs and RSAs, expected to be recognized over a period of up to four years.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2018, 2017 and 2016, was comprised as follows:

	Year ended December 31,
	2018	2017	2016

Cost of revenues	$11,000	$11,337	$7,878
Research and development, net	7,363	9,038	5,676
Selling and marketing	27,455	23,107	16,403
General and administrative	21,405	13,498	10,590

Total stock-based compensation expenses	$67,223	$56,980	$40,547

c.	Treasury shares:

On May 6, 2015 the Company's Board of Directors authorized a program to repurchase up to $100,000 of the Company's issued and outstanding Ordinary shares and ADRs. On January 10, 2017 the Company announced that the Board of Directors authorized a program to repurchase up to an additional $150,000 of the Company's issued and outstanding ordinary shares and ADRs. This share repurchase program commenced on April 7, 2017 following completion of the prior program. Repurchases may be made from time to time in the open market or in privately negotiated transactions and will be in accordance with applicable securities laws and regulations. The timing and amount of the repurchase transactions will be determined by the Company's management and may depend on a variety of factors, including market conditions, alternative investment opportunities and other considerations. The programs do not obligate the Company to acquire any particular amount of ordinary shares and ADRs and the program may be modified or discontinued at any time without prior notice.

d.         Dividends:

On February 13, 2013, the Company announced that the Board of Directors had approved a dividend plan under which the Company paid quarterly cash dividends to holders of the Company's ordinary shares and ADRs subject to declaration by its Board of Directors. Under Israeli law, dividends may be paid only out of profits and other surplus (as defined in the law) as of the Company's most recent financial statements or as accrued over a period of two years, whichever is higher, provided that there is no reasonable concern that the dividend distribution will prevent the Company from meeting its existing and foreseeable obligations as they come due.

On January 10, 2017, the Company announced that the Board of Directors had approved the termination of this dividend plan in connection with the Company's adoption of a capital return strategy to optimize the Company's long-term growth profile. Payment of future dividends, if any, will be at the discretion of the Company's Board of Directors and will depend on various factors, such as the Company's statutory profits, financial condition, operating results and current and anticipated cash needs. Under current Israeli regulations, any cash dividend in Israeli currency paid in respect of ordinary shares purchased by non-residents of Israel with non-Israeli currency may be freely repatriated in such non-Israeli currency, at the rate of exchange prevailing at the time of conversion. The total amount of annual dividend declared and paid in 2017 and 2016 was $0.16 per share and $0.64 per share, respectively. In 2018, no dividend was declared.